Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax	Income taxes were as follows for the years ended December 31:

	2016	2015	2014
Current	$6,449	$5,191	$3,151
Deferred	170	(410)	11

Income taxes	$6,619	$4,781	$3,162

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 35% in 2016 and 34% in 2015 and 2014 due to the following:

	2016	2015	2014
Income taxes computed at the statutory federal tax rate	$8,343	$5,959	$4,315
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(946)	(900)	(824)
Low income housing tax credit	(435)	(303)	(303)
Cash surrender value of BOLI	(197)	(159)	(167)
Other	(146)	184	141

Income tax expense	$6,619	$4,781	$3,162

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2016	2015
Deferred tax assets
Allowance for loan losses	$4,640	$5,005
Deferred compensation	1,762	1,617
Intangible assets	187	224
Pension costs	277	232
Other	102	99

Deferred tax asset	6,968	7,177

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(97)	(95)
Discount accretion on securities	(58)	(59)
Purchase accounting adjustments	(1,091)	(1,340)
FHLB stock dividends	(1,705)	(1,705)
Unrealized gain on securities available for sale	(1,035)	(1,831)
Other	(256)	(200)

Deferred tax liability	(4,242)	(5,230)

Net deferred tax asset	$2,726	$1,947